GAIN ON TROUBLED DEBT RESTRUCTURING (Tables)	6 Months Ended
Jun. 30, 2015
Group's Gain on Troubled Debt Restructuring

The following is a summary of the Group’s gain on troubled debt restructuring during the six-month periods ended June 30, 2014 and 2015:

	Six-month periods ended June 30,
	2014		2015
Gain on troubled debt restructuring with suppliers (Note 9(a))		0		49,214

Gain on troubled debt restructuring of payables due to offshore creditors arising from the Schemes (net of legal fees and other direct costs of US$3,685) (i)		0		29,929

Total		0		79,143

Impact on basic and diluted loss per share	US$	0	US$	0.33

(i) Gain on troubled debt restructuring of payables due to offshore creditors